Provisions and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2019
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Provisions and Other Non-Current Liabilities

Note 15: Provisions and Other Non-Current Liabilities

	June 30,	December 31,

	2019	2018

Net defined benefit plan obligations(1)	655	708

Deferred compensation and employee incentives	140	128

Provisions	115	128

Uncertain tax positions	230	223

Other non-current liabilities	38	81

Total provisions and other non-current liabilities	1,178	1,268

(1)

The funded status of the defined benefit pension plan covering U.K. employees changed from a net obligation to a net surplus as the Company contributed $167 million to the plan in February 2019. See note 13.